Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) segment	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating segments
Number of segments | segment	3
Income statement and other significant data
Net interest income	$ 65,810	$ 66,156	$ 61,997
Dividend income	246	235	210
Income from entities accounted for using the equity method	178
Net fee and commission income (expense)	17,023	16,424	15,722
Gains/(losses) on financial assets and liabilities (net)	5,984	2,854	1,484
Exchange differences (net)	19
Other operating income (expenses)	(3,562)	(3,592)	(3,645)
TOTAL INCOME	85,698	82,077	75,768
Administrative expenses	(30,135)	(29,258)	(28,649)
Depreciation and amortization	(5,743)	(5,222)	(2,973)
Impairment losses on financial assets (net)	(21,799)	(19,220)	(18,810)
Gains (losses) on modification of financial assets	(1,743)
Impairment losses on other assets (net)	(119)	(370)	(5)
Provisions (net)	(974)	(775)	(562)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	16	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	9	42	38
OPERATING PROFIT BEFORE TAX	25,200	27,290	24,814
Tax income	(6,226)	(6,909)	(5,458)
PROFIT FOR THE YEAR	18,974	20,381	19,356
Profit attributable to the Parent	18,974	20,381	19,353
Profit for the year attributable to non-controlling interests			3
Total assets	1,837,914	1,467,548	1,408,724
Total liabilities	1,684,080	1,332,750	1,285,437
Retail Banking
Income statement and other significant data
Net interest income	61,444	59,008	54,005
Net fee and commission income (expense)	15,551	15,014	14,181
Gains/(losses) on financial assets and liabilities (net)	1,421	1,155	1,086
Other operating income (expenses)	(2,695)	(2,389)	(2,561)
TOTAL INCOME	75,721	72,788	66,711
Administrative expenses	(25,649)	(25,064)	(24,574)
Depreciation and amortization	(5,339)	(4,827)	(2,769)
Impairment losses on financial assets (net)	(20,772)	(18,986)	(17,813)
Gains (losses) on modification of financial assets	(1,743)
Impairment losses on other assets (net)	(119)	(370)
Provisions (net)	(143)	(165)	178
OPERATING PROFIT BEFORE TAX	21,956	23,376	21,733
Total assets	654,572	628,380	599,270
Total liabilities	676,529	618,477	567,829
Global Corporate Banking
Income statement and other significant data
Net interest income	5,605
Dividend income	39
Net fee and commission income (expense)	1,668
Gains/(losses) on financial assets and liabilities (net)	3,888
Other operating income (expenses)	(714)
TOTAL INCOME	10,486
Administrative expenses	(3,830)
Depreciation and amortization	(376)
Impairment losses on financial assets (net)	(1,027)
Provisions (net)	(10)
OPERATING PROFIT BEFORE TAX	5,243
Total assets	760,895
Total liabilities	783,942
Corporate and Investment Banking
Income statement and other significant data
Net interest income		6,638	6,121
Dividend income		44	34
Net fee and commission income (expense)		1,596	1,700
Gains/(losses) on financial assets and liabilities (net)		1,417	689
Other operating income (expenses)		(690)	(672)
TOTAL INCOME		9,005	7,872
Administrative expenses		(3,604)	(3,530)
Depreciation and amortization		(381)	(200)
Impairment losses on financial assets (net)		(234)	(997)
Provisions (net)		(1)	10
OPERATING PROFIT BEFORE TAX		4,785	3,155
Total assets		529,901	547,006
Total liabilities		509,204	486,372
Corporate Activities
Income statement and other significant data
Net interest income	(1,239)	510	1,871
Dividend income	207	191	176
Income from entities accounted for using the equity method	178
Net fee and commission income (expense)	(196)	(186)	(159)
Gains/(losses) on financial assets and liabilities (net)	675	282	(291)
Exchange differences (net)	19
Other operating income (expenses)	(153)	(513)	(412)
TOTAL INCOME	(509)	284	1,185
Administrative expenses	(656)	(590)	(545)
Depreciation and amortization	(28)	(14)	(4)
Impairment losses on other assets (net)			(5)
Provisions (net)	(821)	(609)	(750)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	16	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	9	42	38
OPERATING PROFIT BEFORE TAX	(1,999)	(871)	(74)
Total assets	422,447	309,267	262,448
Total liabilities	$ 223,609	$ 205,069	$ 231,236